Presentation of Financial Statements and Significant Accounting Practices Adopted - Summarized Statement of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	R$ 18,862	R$ 84,687	R$ 84,687	R$ 31,083
Trade accounts receivable	622,875		778,106
Taxes recoverable	98,367	101,870	101,870
Total current assets	870,754	909,749	908,728
Non-current assets
Related parties	2,218	14,518	14,518
Investments	7,663	7,206	7,206
Property, plant and equipment	512,065	689,451	689,451	694,453
Intangible assets	58,991	588,238	588,238	553,832
Total non-current assets	753,992	1,475,114	1,475,114
Total assets	1,624,746	2,384,883	2,383,842
Current liabilities
Trade accounts payable	173,339	128,113	128,113
Labor liabilities	98,519	117,925	117,925
Tax liabilities	151,686	169,505	169,505
Debt to related parties	82,126	82,788	82,788
Other current liabilities	19,786		32,992
Total current liabilities	2,160,552	615,357	615,357
Non-current liabilities
Provision for legal proceedings	70,274	147,762	147,762	245,539
Other liabilities	167	168	168
Total non-current liabilities	613,404	2,225,011	2,224,389
Capital	17	17	17
Reserves	1,094,656	1,068,195	1,068,195
Accumulated earnings (losses)	(2,183,405)	(1,520,332)	(1,520,751)
Total equity	(1,149,210)	(455,485)	(455,904)	(737,056)	R$ (381,129)
Total liabilities and equity	1,624,746	2,384,883	2,383,842
Attributable to:
Equity holders of parent	(1,088,742)	(450,352)	(450,771)
Non-controlling interest	(60,468)	R$ (5,133)	(5,133)
Estre Energia Renovavel Part. S.A. [member]
Current assets
Cash and cash equivalents			1,703	33
Taxes recoverable			1	1
Advances to suppliers			8	7
Total current assets			1,712	41
Non-current assets
Related parties			18	17
Investments			24,061
Property, plant and equipment			8,754	23,253
Intangible assets				9,890
Total non-current assets			32,833	33,160
Total assets			34,545	33,201
Current liabilities
Trade accounts payable			44	4
Labor liabilities			87	80
Tax liabilities			4	73
Debt to related parties			20,500	21,499
Other current liabilities			300	375
Total current liabilities			20,935	22,031
Non-current liabilities
Capital			12,000	12,000
Accumulated earnings (losses)			1,610	(830)
Total equity			13,610	11,170
Total liabilities and equity			34,545	33,201
Attributable to:
Equity holders of parent			12,249	10,053
Non-controlling interest			1,361
Guatapara Energia SA [member]
Current assets
Cash and cash equivalents			763	39
Trade accounts receivable			1,305	690
Taxes recoverable			1	1,212
Advances to suppliers				1
Other current assets			745	1,114
Total current assets			2,814	3,056
Non-current assets
Related parties				39
Property, plant and equipment			23,048
Intangible assets				20,866
Total non-current assets			23,048	20,905
Total assets			25,862	23,961
Current liabilities
Trade accounts payable			2,168	3,310
Tax liabilities			178	382
Other current liabilities			3,072	2,301
Total current liabilities			5,418	5,993
Non-current liabilities
Capital			10,682	10,682
Reserves				483
Accumulated earnings (losses)			9,762	6,803
Total equity			20,444	17,968
Total liabilities and equity			25,862	23,961
Attributable to:
Equity holders of parent			18,400	16,171
Non-controlling interest			2,044
Reciclax-Reciclagem de Residuos da Construcoes Civil Ltda. [member]
Current assets
Cash and cash equivalents	6		10	19
Trade accounts receivable	57		1,382	1,236
Taxes recoverable	65		13	8
Advances to suppliers			16	11
Other current assets	127		218	12
Total current assets	255		1,639	1,286
Non-current assets
Related parties	248		2,159	1,891
Other non-current assets	107		33	18
Property, plant and equipment	7,885		8,039
Intangible assets				8,166
Total non-current assets	8,240		10,231	10,075
Total assets	8,495		11,870	11,361
Current liabilities
Trade accounts payable	221		478	448
Labor liabilities	76		311	204
Tax liabilities	50		148	741
Debt to related parties	5,532		6,099	3,782
Other current liabilities	39		29	27
Total current liabilities	5,918		7,065	5,202
Non-current liabilities
Provision for legal proceedings	111		129	63
Other liabilities	85		224	140
Total non-current liabilities	196		353	203
Capital	4,714		4,714	4,714
Reserves	4,481		4,542	4,430
Accumulated earnings (losses)	(6,814)		(4,804)	(3,188)
Total equity	2,381		4,452	5,956
Total liabilities and equity	8,495		11,870	11,361
Attributable to:
Equity holders of parent	2,071		3,873	R$ 5,182
Non-controlling interest	310		579
SPE Soma [member]
Current assets
Cash and cash equivalents	218		17,038
Trade accounts receivable	51,108		45,619
Taxes recoverable	1,568		1,759
Advances to suppliers	80		125
Other current assets	17,775		21,135
Total current assets	70,749		85,676
Non-current assets
Related parties	32,552		39,994
Other non-current assets	1,828		10,436
Property, plant and equipment	4,714		6,076
Intangible assets	112		225
Total non-current assets	39,206		56,731
Total assets	109,955		142,407
Current liabilities
Trade accounts payable	18,678		8,400
Labor liabilities	24,702		31,451
Tax liabilities	9,858		17,822
Other current liabilities	19,061		1,451
Total current liabilities	72,299		59,124
Non-current liabilities
Provision for legal proceedings	6,127		2,299
Other liabilities	167		22,474
Total non-current liabilities	6,294		24,773
Capital	43,484		43,484
Accumulated earnings (losses)	(12,122)		15,026
Total equity	31,362		58,510
Total liabilities and equity	109,955		142,407
Attributable to:
Equity holders of parent	25,717		47,978
Non-controlling interest	5,645		10,532
GLA - Gestao Logistica Ambiental S.A. [member]
Current assets
Cash and cash equivalents	672		1,106
Trade accounts receivable	2,855		2,303
Taxes recoverable	2,977		70
Other current assets	241		177
Total current assets	6,745		3,656
Non-current assets
Property, plant and equipment	147		149
Total non-current assets	147		149
Total assets	6,892		3,805
Current liabilities
Trade accounts payable	1,630		1,818
Labor liabilities	1,104		726
Tax liabilities	1,642		436
Other current liabilities			1
Total current liabilities	4,376		2,981
Non-current liabilities
Capital	1		1
Reserves			823
Accumulated earnings (losses)	2,515
Total equity	2,516		824
Total liabilities and equity	6,892		3,805
Attributable to:
Equity holders of parent	956		311
Non-controlling interest	R$ 1,560		511
CGR Catanduva - Centro de Gerenciamento de Residuos Ltda. [member]
Current assets
Cash and cash equivalents			1,213
Trade accounts receivable			2,469
Taxes recoverable			173
Other current assets			2
Total current assets			3,857
Non-current assets
Related parties			16
Other non-current assets			258
Property, plant and equipment			12,988
Intangible assets			2,195
Total non-current assets			15,457
Total assets			19,314
Current liabilities
Loans and Financing			160
Trade accounts payable			636
Labor liabilities			374
Tax liabilities			605
Debt to related parties			210
Other current liabilities			1
Total current liabilities			1,986
Non-current liabilities
Other liabilities			2,734
Total non-current liabilities			2,734
Capital			4,376
Reserves			4,452
Accumulated earnings (losses)			5,766
Total equity			14,594
Total liabilities and equity			19,314
Attributable to:
Equity holders of parent			R$ 7,297